Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of due from related parties
Name of Related Party	Nature of Relationship
Beijing Taiying Anrui Holding Co., Ltd. ("Beijing Taiying")	Sole Shareholder

Shandong Luk Information Technology Co., Ltd. ("Shandong Luk")	Controlled by the brother of Gary Wang, the Chief Executive Officer of the Company

Chongqing Shenggu Human Resources Co., Ltd. ("CSHR")	Controlled by Beijing Taiying

Chongqing Taiying Shiye Development Co., Ltd. ("Shiye")	David Wang, the Chief Financial Officer of the Company, being a 5% shareholder

Shenzhen Shenggu Human Resources Management Co., Ltd. ("SSHR")	Controlled by Beijing Taiying and David Wang being a 15% shareholder

Beijing Jiate Information Technology Co., Ltd. ("Jiate")	Noncontrolling shareholder of HTCC

Jiangsu Sound Valley Human Resource Management Co., Ltd. ("JSVH")	Controlled by Gary Wang

Jinan Shenggu Human Resources Management Co., Ltd. ("JSHR")	Controlled by Gary Wang

Beijing Shenggu Education Investment Co., Ltd. ("BSEI")	Controlled by Gary Wang

Shenzhen Shenggu Human Resources Management Co., Ltd. ("SSHR")	Controlled by Gary Wang

Tai'an Taiying Wealth and Equity Investment and Management Co., Ltd. ("TWIC")	David Wang being the legal person of TWIC

Schedule of related party
	December 31,
Name of Related Party	2019	2018	Nature of Transaction Associated with the Balance
PREPAYMENT - RELATED PARTY
Beijing Taiying	$90,429	$91,618	Prepayment of services
Prepayment - related party, total	$90,429	$91,618

DUE FROM RELATED PARTY, CURRENT
CSHR	$-	$199,994	Non-secured and interest free short-term loan
Due from related party, current, total	$-	$199,994

DUE FROM RELATED PARTY, NON-CURRENT
JSVH	$215,307	$-	A loan bearing annual interest rate of 4.35%
Due from related party, non-current, total	$215,307	$-

ACCOUNTS PAYABLE - RELATED PARTIES
JSVH	$60,664	$73,020	Outstanding unpaid human resource service fee
JSHR	-	33,753	Outstanding unpaid human resource service fee
SSHR	88,994	-	Outstanding unpaid human resource service fee
Jiate	-	55,339	Outstanding unpaid customer referral commission
Accounts payable - related parties, total	$149,658	$162,112

EQUITY INVESTMENT
TWIC	$1,435	$1,454	Equity investment (See Note 4)
Equity investment, total	$1,435	$1,454